CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated depreciation	$ 400,993	$ 495,331	$ 1,030,231
Convertible notes payable, discount	269,866	201,024	$ 245,494
Convertible notes payable, net current portion and net discount	$ 465,828	$ 0
Common stock, shares authorized	7,500,000,000	7,500,000,000	7,500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ .001
Common stock, shares issued	524,346,331	602,826	44,808
Common stock, shares outstanding	524,346,331	602,826	44,808
Series A Preferred Stock [Member]
Preferred stock, shares authorized	4	4	4
Preferred stock, par value	$ 0.0001	$ .001	$ .001
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Preferred Stock Series B [Member]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	2,773,206	2,773,206	2,798,205
Preferred stock, shares outstanding	2,773,206	2,773,206	2,798,205
Series C Preferred Stock [Member]
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, par value	$ 0.00001	$ .001	$ .001
Preferred stock, shares issued	119	119	117
Preferred stock, shares outstanding	119	119	117
Series D Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	400,000	400,000	400,000
Preferred stock, shares outstanding	400,000	400,000	400,000
Series E Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	241,199	241,199	241,199
Preferred stock, shares outstanding	241,199	241,199	241,199
Series F Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	280,069	280,069	280,069
Preferred stock, shares outstanding	280,069	280,069	280,069
Series F-1 Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	57,193	57,193	57,193
Preferred stock, shares outstanding	57,193	57,193	57,193
Series G Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	18,571,428	0	0
Preferred stock, shares outstanding	18,571,428	0	0
Series H Preferred Stock [Member]
Preferred stock, shares authorized	4,859,379	4,859,379	4,859,379
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	0	0	4,859,379
Preferred stock, shares outstanding	0	0	4,859,379
Series H-1 Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series I Preferred Stock [Member]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	195,000,000	0	203,655
Preferred stock, shares outstanding	195,000,000	0	203,655
Series J Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series J1 Preferred Stock [Member]
Preferred stock, shares authorized	7,500,000	7,500,000	7,500,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series K Preferred Stock [Member]
Preferred stock, shares authorized	10,937,500	10,937,500	10,937,500
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	8,200,562	8,200,562	0
Preferred stock, shares outstanding	8,200,562	8,200,562	0
Series K1 Preferred Stock [Member]
Preferred stock, shares authorized	35,000,000	35,000,000	35,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	1,447,157	1,447,157	0
Preferred stock, shares outstanding	1,447,157	1,447,157	0
Series L Preferred Stock [Member]
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares issued	98,307,692	98,307,692
Preferred stock, shares outstanding	98,307,692	98,307,692